Income Taxes - Schedule of Jurisdictional Amount of NOLs and the Years in Which They Will Expire (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
U.S. State [Member]
Tax Credit Carryforward [Line Items]
NOL amount	$ 33.4
Canada [Member] | Foreign [Member]
Tax Credit Carryforward [Line Items]
NOL amount	107.6
Canada [Member] | Provincial [Member]
Tax Credit Carryforward [Line Items]
NOL amount	$ 178.1
Minimum [Member] | U.S. State [Member]
Tax Credit Carryforward [Line Items]
Jurisdictional tax NOLs year of expiration	2029
Minimum [Member] | Canada [Member] | Foreign [Member]
Tax Credit Carryforward [Line Items]
Jurisdictional tax NOLs year of expiration	2032
Minimum [Member] | Canada [Member] | Provincial [Member]
Tax Credit Carryforward [Line Items]
Jurisdictional tax NOLs year of expiration	2032
Maximum [Member] | U.S. State [Member]
Tax Credit Carryforward [Line Items]
Jurisdictional tax NOLs year of expiration	2035